OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2020
OTHER INTANGIBLE ASSETS [Abstract]
Other Intangible Assets
	Patents	Trademarks	Customer lists	Software	Total
	(US$’000)
Cost
At July 1, 2019	541	371	2,817	18,464	22,193
Additions	-	-	-	2,021	2,021
Foreign exchange movements	-	-	-	(19)	(19)
At June 30, 2020	541	371	2,817	20,466	24,195
Accumulated amortization
At July 1, 2019	196	-	2,477	16,592	19,265
Impairment charge for the year	-	-	-	777	777
Amortization charge for the year	-	-	89	1,283	1,372
At June 30, 2020	196	-	2,566	18,652	21,414
Net book value
At June 30, 2020	345	371	251	1,814	2,781
At June 30, 2019	345	371	340	1,872	2,928

Cost
At July 1, 2018	541	371	2,817	18,348	22,077
Additions	-	-	-	622	622
Foreign exchange movements	-	-	-	28	28
Disposal of subsidiary	-	-	-	(534)	(534)
At June 30, 2019	541	371	2,817	18,464	22,193
Accumulated amortization and impairment
At July 1, 2018	196	-	2,187	15,513	17,896
Disposal of subsidiary	-	-	-	(521)	(521)
Impairment charge for the year	-	-	163	-	163
Amortization charge for the year	-	-	127	1,600	1,727
At June 30, 2019	196	-	2,477	16,592	19,265
Net book value
At June 30, 2019	345	371	340	1,872	2,928
At June 30, 2018	345	371	630	2,835	4,181

Amortization Rate			16.67% to 50.00%	20.00% to 33.33%
Estimated remaining useful life
Customer Lists			5 - 6 Years
Software			3 - 5 Years

Amortization charge for the years ended June 30, 2020 and 2019 comprise of:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Amortization from continuing operations	1,372	1,722	2,273
Amortization from discontinued operations	-	5	15
Total	1,372	1,727	2,288

Estimated Amortization Expense
5.4.	Estimated amortization expense for the next five years is projected to be:

	June 30, 2020	June 30, 2019	June 30, 2018
(US$)
2021	0.9 million	1.2 million	1.6 million
2022	0.7 million	0.8 million	1.1 million
2023	0.4 million	0.2 million	0.3 million
2024	-	-	0.2 million
2025	-	-	0.2 million